Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Investments accounted for using the equity method

(11) Investments accounted for using the equity method

-Accounting Principles-

The Group, in the course of its business, may enter into arrangements where it will exercise joint control over entities resulting in classifying these operations as joint ventures or joint operations depending on the rights and obligations arising from the contractual arrangement.

Alternatively, it may enter into arrangements where it holds 20 to 50 percent of the voting rights and exercises significant influence resulting in these companies being classified as associate companies.

Investments in associates and joint ventures are accounted for using the equity method.

The Group’s share of profit of joint ventures is classified within non-operating profit as these operations do not form an integral part of the Group’s financial performance, reflecting its non-core business activities.

The Group’s share of profit (loss) of associates is classified below Operating profit.

Goodwill arising from an acquisition is included in the carrying amount of the investments in joint ventures and associated companies.

Equity accounting is discontinued when the carrying amount of the investment together with any long-term interest in a joint venture or in an associate reaches zero, unless the Group has either incurred or guaranteed additional obligations in respect of the joint venture or associate.

Impairment of Joint Ventures and Associates

The Group tests investments in joint ventures and associates for which it does not possess control, but has significant influence for impairment on a regular basis and when there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the net investment.

Objective evidence of impairment includes but is not limited to the net asset value being below carrying amount, absence of scientific progress, significant financial difficulties of the joint venture, associate or information about significant changes with an adverse effect that have taken place in the economic environment in which it operates and indicates that the carrying amount may not be recovered.

-Investment in associates-

Individually immaterial shares in companies accounted for using the equity method are presented in aggregate, provided that at the balance sheet date the equity book value did not exceed € 1,000k or Evotec’s share of earnings in the result (Share of profit in associate and Impairment combined) were less than € 1,000k in the company’s profit or loss. At the balance sheet date, five investments were classified as significant and three investments were classified as insignificant.

The additions to the significant investments in 2024 are entirely related to financing rounds (capital contributions).

The following table summarizes the development of the investments in associates during year 2024:

		Centauri		Quantro	Topas
	Autobahn	Therapeutics	EIR	Therapeutics	Therapeutics	Insignificant
In k€	Labs LLC	Ltd.	Biotherapies	GmbH	GmbH	investments	Total
Balance at January 1, 2024	—	2,179	—	892	—	—	3,071
Investment	1,378	—	1,022	—	977	2	3,379
Share of profit/(loss) in associate	(1,378)	(916)	(149)	(892)	(977)	—	(4,312)
Impairment	—	—	—	—	—	—	—
Dividends earned, Divestment or Reclassification	—	—	—	—	—	—	—
Balance at December 31, 2024	—	1,264	873	—	—	2	2,138

The following table provides an overview of the development of the investments in 2023:

		Centauri		Dark Blue	Topas	Tucana
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics	Bioscienes	Insignificant
In k€	Labs LLC	Ltd.	GmbH	Ltd.	GmbH	Inc.	investments	Total
Balance at January 1, 2023	1,371	—	3,967	4,022	405	2,325	3,954	16,043
Investment	2,360	3,455	—	—	2,023	—	—	7,838
Share of profit/(loss) in associate	(3,730)	(309)	(968)	(4,022)	(2,428)	(775)	(650)	(12,881)
Impairment	—	(3,336)	(2,999)	—	—	(579)	(960)	(7,875)
Dividends earned, Divestment or Reclassification	—	2,369	—	—	—	(970)	(1,453)	(54)
Balance at December 31, 2023	—	2,179	—	—	—	—	892	3,071

Further financial information on the significant investments accounted for using the equity method is presented below:

2024

	Centauri	Dark Blue		Quantro	Topas
	Therapeutics	Therapeutics	EIR	Therapeutics	Therapeutics
In k€	Ltd	Ltd	Biotherapies	GmbH	GmbH
Current assets	383	291	634	1,121	7,560
Non-current assets	299	9,047	1,752	549	972
Current liabilities	245	981	187	2,072	548
Non-current liabilities	—	—	2	4,325	—
Revenues from 1 Jan to 31 Dec	1	—	—	1,294	—
Net income (loss) 1 Jan to 31 Dec	(4,483)	(3,115)	(167)	(3,974)	(9,418)

2023

		Centauri		Dark Blue	Quantro
	Autobahn	Therapeutics	Curexsys	Therapeutics	Therapeutics
In k€	Labs LLC	GmbH	GmbH	Ltd.	GmbH
Current assets	1,272	9,451	1,071	4,321	613
Non-current assets	727	—	421	248	5,072
Current liabilities	2,257	—	148	1,087	2,902
Non-current liabilities	—	—	—	9,098	483
Revenues from 1 Jan to 31 Dec	—	597	—	—	2,353
Net income (loss) 1 Jan to 31 Dec	(10,667)	(3,448)	(2,176)	(9,210)	(890)